INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of British Virgin Islands, StarCloud is not subject to tax on income or capital gain. In addition, no British Virgin Islands withholding tax will be imposed on payments of dividends by StarCloud to its shareholders.

Hong Kong

Under the current tax laws of Hong Kong, Jet Brilliant is subject to Hong Kong profits tax on its activities conducted in Hong Kong. Dividends from Jet Brilliant are exempt from withholding tax.

China

Under the Enterprise Income Tax (“EIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%, except for certain entities in encouraged industries or region that are entitled to tax incentives under the New EIT Law. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

1Verge Internet has been recognized as a HNTE under the new EIT Law by relevant authorities in 2010 and is entitled to preferential tax rate of 15% for years 2011 and 2012 provided that it continued to meet the HNTE requirements each year. 1Verge Internet is obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal after the HNTE certification expires.

1Verge Information, a consolidated affiliated entity of which the Company is the primary beneficiary, is located in the Beijing Zhongguancun Science Park and has been recognized as a HNTE under the New EIT Law by relevant authorities in December 2009 and was entitled to a preferential tax rate of 15% from January 1, 2010 to December 31, 2011. 1Verge Information was subject to 25% EIT rate in 2012.

The other PRC subsidiaries and Consolidated Affiliated Entities are subject to a 25% EIT rate.

Under the EIT Law and its implementation rules, dividends, interests, rent or royalties payable by a foreign-invested enterprise, such as our PRC subsidiaries, to any of its non-resident enterprise investors, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to a 10% EIT, namely withholding tax, unless the non-resident enterprise investor’s jurisdiction of incorporation has a tax treaty or arrangement with China that provides for a reduced withholding.

Also, the New EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application to the Company.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Non-PRC	(68,274)	(47,756)	(452,545)	(72,638)
PRC	(136,410)	(124,348)	25,126	4,033

	(204,684)	(172,104)	(427,419)	(68,605)

Current income tax expense and deferred income tax benefit for the years ended December 31, 2010, 2011 and 2012 consisted of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current income tax expense	—	—	6,537	1,050
Deferred income tax benefit	—	—	(9,953)	(1,598)

	—	—	(3,416)	(548)

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(51,171)	(43,026)	(106,855)	(17,151)
International tax rate differential	17,069	11,939	114,516	18,381
Other adjustments	(876)	—	254	41
Permanent difference	1,076	6,960	7,915	1,270
Change in FIN 48 liability	4,086	1,425	775	124
Effect of preferential tax treatment	8,580	2,932	7,086	1,137
Effect of tax rate change on deferred taxes	—	(16,382)	(7,542)	(1,211)
Expired net operating losses	87	—	17,652	2,833
Change in valuation allowance	21,149	36,152	(37,217)	(5,972)

Income tax benefit	—	—	(3,416)	(548)

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	130	8,883	1,426
Accrued payroll	14,434	26,073	4,185
Accrued expenses	66,467	12,829	2,059
Revenue on last delivery basis	2,220	3,952	634
Bad debt provision	758	23,321	3,743
Others	516	516	83
Valuation allowance	(84,525)	(65,104)	(10,449)

Deferred tax assets, current portion, net	—	10,470	1,681

Deferred tax liabilities, current portion:

Intangible assets appreciation	—	(135)	(22)

Deferred tax liabilities, current portion	—	(135)	(22)

Deferred tax assets, non-current portion:
Net operating losses carried forward	42,329	240,582	38,616
Fixed assets (accumulated depreciation)	1,254	2,651	426
Copyrights amortization	17,081	106,083	17,027
Valuation allowance	(60,664)	(335,472)	(53,846)

Deferred tax assets, non-current portion, net	—	13,844	2,223

Deferred tax liabilities, non-current portion:
Domain name, trademark and online video license	—	(211,325)	(33,920)
Technology	—	(6,481)	(1,040)
Non-compete agreement	—	(1,808)	(290)
Customer relationships	—	(9,647)	(1,548)
User generated content	—	(8,957)	(1,440)

Deferred tax liabilities, non-current portion	—	(238,218)	(38,238)
Deferred tax liabilities, non-current portion, net	—	(224,374)	(36,015)

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2011 and 2012, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2012, the Company had net operating loss available carry forwards of RMB1,030,029 (US$165,331) per income tax returns filed, which can be carried forward to offset future taxable income. The remaining net operating losses will expire between 2013 and 2017 if not utilized.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2012 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. It is not practicable for the Company to estimate the amount of unrecognized deferred tax liabilities.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning balance	16,565	20,651	22,076	3,544
Addition from acquisitions	—	—	80,870	12,981
Additions based on tax position of the current year	4,086	1,425	775	124
Reductions for the tax positions of the current year	—	—	(3,882)	(624)
Reductions due to lapse of applicable statute of limitations	—	—	(226)	(36)

Ending balance	20,651	22,076	99,613	15,989

As of December 31, 2010, 2011 and 2012, the Group had RMB20,651, RMB22,076 and RMB99,613 (US$15,989) of unrecognized tax benefits, RMB344 and RMB775(US$124) of which would affect the effective tax rate if recognized in 2011 and 2012, respectively. In 2012, the Group recognized an increase of RMB80,870 (US$12,981) from the acquisitions. The Group does not anticipate any other material changes to its unrecognized tax position in the next 12 months.

The Company recorded interest and penalties of RMB nil for the years ended December 31, 2010, 2011 and 2012, respectively. The years 2007 to 2012 remain subject to examination by the PRC tax authorities as of December 31, 2012.